Expenses (Tables)	6 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of expenses

	Consolidated
	December 2025 $	December 2024 $
Loss before income tax includes the following specific expenses:
Amortisation
Amortisation	—	934,710

Interest expense
Borrowings	7,263	10,033
Contingent consideration - Effective interest	—	223,035

	7,263	233,068

Superannuation expense
Defined contribution superannuation expense	27,900	26,738

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,381,820	1,138,052

Share based payment expense
Share based payment expense	4,634,705	290,053